Segmented information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segmented information
Note 15: Segmented information

The Bank is managed by the Chairman and Chief Executive Officer (“CEO”) on a geographic basis. The Bank presents four reportable segments, three geographical and one other: Bermuda, Cayman, Channel Islands and the UK, and Other. The Other segment is composed of several non-reportable operating segments that have been aggregated in accordance with GAAP. Each reportable segment has a managing director who reports to the Chairman and CEO. The Chairman and CEO and the segment managing director have final authority over resource allocation decisions and performance assessment.

The geographic segments reflect this management structure and the manner in which financial information is currently evaluated by the Chairman and CEO. Segment results are determined based on the Bank's management reporting system, which assigns balance sheet and statement of operations items to each of the geographic segments. The process is designed around the Bank's organizational and management structure and, accordingly, the results derived are not necessarily comparable with similar information published by other financial institutions. A description of each reportable segment and table of financial results is presented below.

Accounting policies of the reportable segments are the same as those described in Note 2: Significant accounting policies. Transactions between segments are accounted for on an accrual basis and are all eliminated upon consolidation. The Bank generally does not allocate assets, revenues and expenses among its business segments, with the exception of certain corporate overhead expenses and loan participation revenue and expenses. Loan participation revenue and expenses are allocated pro-rata based upon the percentage of the total loan funded by each jurisdiction participating in the loan.

The Bermuda segment provides a full range of retail, commercial and private banking services. Retail services are offered to individuals and small to medium-sized businesses through three branch locations and through internet banking, mobile banking, automated teller machines (“ATMs”) and debit cards. Retail services include deposit services, consumer and mortgage lending, credit cards and personal insurance products. Commercial banking includes commercial lending and mortgages, cash management, payroll services, remote banking and letters of credit. Treasury services include money market and foreign exchange activities. Bermuda’s wealth management offering consists of Butterfield Asset Management Limited, which provides investment management, advisory and brokerage services and Butterfield Trust (Bermuda) Limited, which provides trust, estate, company management and custody services. Bermuda is also the location of the Bank's head offices and accordingly, retains the unallocated corporate overhead expenses.

The Cayman segment provides a comprehensive range of retail, commercial and private banking services. Retail services are offered to individuals and small to medium-sized businesses through three branch locations and through internet banking, mobile banking, ATMs and debit cards. Retail services include deposit services, consumer and mortgage lending, credit cards and property/auto insurance. Commercial banking includes commercial lending and mortgages, cash management, payroll services, remote banking and letters of credit. Treasury services include money market and foreign exchange activities. Cayman’s wealth management offering comprises investment management, advisory and brokerage services and Butterfield Trust (Cayman) Limited, which provides trust, estate and company management.

The Channel Islands and the UK segment includes the jurisdictions of Guernsey and Jersey (Channel Islands), and the UK. In the Channel Islands, a broad range of services are provided to private clients and financial intermediaries including private banking and treasury services, internet banking, wealth management and fiduciary services. The UK jurisdiction provides mortgage services for high-value residential properties.
The Other segment includes the jurisdictions of The Bahamas, Canada, Mauritius, Singapore and Switzerland. These operating segments individually and collectively do not meet the quantitative threshold for segmented reporting and are therefore aggregated as non-reportable operating segments.

Total Assets by Segment	December 31, 2020	December 31, 2019
Bermuda	5,924,779	5,220,016
Cayman	4,479,937	3,839,074
Channel Islands and the UK	4,826,671	5,108,357
Other	32,928	35,148
Total assets before inter-segment eliminations	15,264,315	14,202,595
Less: inter-segment eliminations	(525,681)	(281,020)
Total	14,738,634	13,921,575

2020	Net interest income		Provision for credit recoveries (losses)	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	158,790	778	(8,750)	85,216	236,034	1,970	238,004	192,781	45,223
Cayman	94,211	1,149	483	49,294	145,137	491	145,628	62,605	83,023
Channel Islands and the UK	64,591	(1,927)	(224)	40,698	103,138	(1,238)	101,900	82,057	19,843
Other	7	—	—	14,384	14,391	(1)	14,390	15,262	(872)
Total before eliminations	317,599	—	(8,491)	189,592	498,700	1,222	499,922	352,705	147,217
Inter-segment eliminations	—	—	—	(5,733)	(5,733)	—	(5,733)	(5,733)	—
Total	317,599	—	(8,491)	183,859	492,967	1,222	494,189	346,972	147,217

2019	Net interest income		Provision for credit recoveries (losses)	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	182,674	1,236	(3,088)	89,114	269,936	2,172	272,108	209,417	62,691
Cayman	113,493	1,071	1,893	51,853	168,310	570	168,880	61,057	107,823
Channel Islands and the UK	49,486	(2,307)	1,379	34,319	82,877	43	82,920	74,217	8,703
Other	49	—	—	22,119	22,168	(18)	22,150	24,292	(2,142)
Total before eliminations	345,702	—	184	197,405	543,291	2,767	546,058	368,983	177,075
Inter-segment eliminations	—	—	—	(13,430)	(13,430)	—	(13,430)	(13,430)	—
Total	345,702	—	184	183,975	529,861	2,767	532,628	355,553	177,075

2018	Net interest income		Provision for credit recoveries (losses)	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	202,901	2,383	6,823	87,352	299,459	(20)	299,439	202,318	97,121
Cayman	102,793	416	1,297	47,781	152,287	349	152,636	60,666	91,970
Channel Islands and the UK	37,276	(2,799)	(1,129)	26,824	60,172	(1,185)	58,987	50,353	8,634
Other	19	—	—	15,157	15,176	1	15,177	17,718	(2,541)
Total before eliminations	342,989	—	6,991	177,114	527,094	(855)	526,239	331,055	195,184
Inter-segment eliminations	—	—	—	(8,428)	(8,428)	—	(8,428)	(8,428)	—
Total	342,989	—	6,991	168,686	518,666	(855)	517,811	322,627	195,184